Cover	9 Months Ended
Sep. 30, 2019
Cover page.
Document Type	S-4/A
Amendment Flag	false
Document Period End Date	Sep. 30, 2019
Entity Registrant Name	Mosaic Acquisition Corp.
Entity Central Index Key	0001713952
Entity Filer Category	Accelerated Filer
Smaller Reporting Company	false
Emerging Growth Company	true
Entity Extended Transition Period	false